Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Debt securities, transferred from Level 1 to Level 2 of fair value hierarchy	$ 7,000,000	$ 108,000,000
Debt securities, transferred from Level 2 to Level 1 of fair value hierarchy	$ 87,000,000	$ 49,000,000
Description of reasons for transfers out of level 1 in to level 2 of fair value hierarchy assets	During fiscal 2020, quoted debt securities of $7 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $87 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.	During fiscal 2019, quoted debt securities of $108 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $49 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.
Percentage point change in unobservable inputs used in fair valuation of Level 3 assets and liabilities that does not have significant impact	1.00%	1.00%
Exchange rate differences, percentage effect on incremental operating margins	0.45%	0.47%	0.50%
Derivative maturity description	12 months	12 months
Maximum exposure to credit risk from trade receivables	$ 2,443,000,000	$ 2,144,000,000
Unbilled revenue	$ 941,000,000	777,000,000
Percentage of Single Customer Contributing more than 10% of Outstanding Trade receivables and Unbilled Revenues	0.00%
Impairment loss under expected credit loss model	$ 23,000,000	$ 34,000,000	$ 5,000,000
Days Sales Outstanding- DSO	69 days	66 days
Outstanding bank borrowings	$ 0
Working capital	4,455,000,000	$ 4,951,000,000
Cash and cash equivalents	2,465,000,000	2,829,000,000	3,049,000,000	$ 3,489,000,000
Current investments	615,000,000	958,000,000
Outstanding employee benefit obligations	247,000,000	240,000,000
Liquidity Risk	0	0
Derivatives Not Designated As Cash Flow Hedges
Disclosure Of Financial Instruments [Line Items]
Net gain (loss) recognized on derivative financial instruments	$ (57,000,000)	$ 35,000,000
Derivatives Not Designated As Cash Flow Hedges | Top of Range
Disclosure Of Financial Instruments [Line Items]
Net gain (loss) recognized on derivative financial instruments			$ 1,000,000